Share Capital (Tables)	12 Months Ended
Dec. 31, 2015
Share Capital [Abstract]
Schedule Of Common Stock Issued And Outstanding

As at December 31	2015		2014
	Number (millions)	Amount	Number (millions)	Amount

Common Shares Outstanding, Beginning of Year	741.2	$2,450	740.9	$2,445
Common Shares Issued	98.4	1,098	-	-
Common Shares Issued under Dividend Reinvestment Plan	10.2	73	0.3	5
Common Shares Outstanding, End of Year	849.8	$3,621	741.2	$2,450

Earnings Per Common Share

For the years ended December 31 (millions, except per share amounts)	2015	2014	2013

Net Earnings (Loss) Attributable to Common Shareholders	$(5,165)	$3,392	$236

Number of Common Shares:
Weighted average common shares outstanding - Basic	822.1	741.0	737.7
Effect of dilutive securities	-	-	-
Weighted average common shares outstanding - Diluted	822.1	741.0	737.7

Net Earnings (Loss) per Common Share
Basic	$(6.28)	$4.58	$0.32
Diluted	$(6.28)	$4.58	$0.32